KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Key Management Compensation [Abstract]
Disclosure of detailed information about management compensation [Table Text Block]
For the year ended December 31,	2025	2024
	$	$
Salaries and director fees	2,242,570	4,134,306
Share-based payments	2,355,370	2,310,875

KEY MANAGEMENT COMPENSATION	4,597,940	6,445,181